Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [Abstract]
Trade receivables	£ 32,273	£ 27,736
Other receivables	5,525	7,682
Prepayments and accrued income	10,660	11,293
Total trade and other receivables	£ 48,458	£ 46,711